Financial risk - Loan commitments, financial guarantees issued and customers’ liabilities under acceptances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan commitments and financial guarantee contracts
Credit risk
Financial assets	$ 942,719	$ 805,274
Loan commitments and financial guarantee contracts | Costs:
Credit risk
Financial assets	163,345	201,515
Loan commitments and financial guarantee contracts | Loss allowance
Credit risk
Financial assets	3,628	3,803	$ 2,904
Loan commitments and financial guarantee contracts | Expected credit losses collectively assessed [member] | Loss allowance
Credit risk
Financial assets	0	0	0
Loan commitments and financial guarantee contracts | Current | Loss allowance
Credit risk
Financial assets	3,605	3,472	2,426
Loan commitments and financial guarantee contracts | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	23	331	$ 478
Credit risk | Loan commitments and financial guarantee contracts
Credit risk
Financial assets	939,091	801,471
Credit risk | Loan commitments and financial guarantee contracts | Costs:
Credit risk
Financial assets	942,719	805,274
Credit risk | Loan commitments and financial guarantee contracts | Loss allowance
Credit risk
Financial assets	(3,628)	(3,803)
Credit risk | Loan commitments and financial guarantee contracts | Expected credit losses individually assessed [member]
Credit risk
Financial assets	0	0
Credit risk | Loan commitments and financial guarantee contracts | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loan commitments and financial guarantee contracts | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	0	0
Credit risk | Loan commitments and financial guarantee contracts | Current
Credit risk
Financial assets	937,414	780,402
Credit risk | Loan commitments and financial guarantee contracts | Current | Costs:
Credit risk
Financial assets	941,019	783,874
Credit risk | Loan commitments and financial guarantee contracts | Current | Loss allowance
Credit risk
Financial assets	(3,605)	(3,472)
Credit risk | Loan commitments and financial guarantee contracts | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Credit risk
Financial assets	1,677	21,069
Credit risk | Loan commitments and financial guarantee contracts | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	1,700	21,400
Credit risk | Loan commitments and financial guarantee contracts | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Loss allowance
Credit risk
Financial assets	(23)	(331)
Credit risk | Loan commitments [member] | Costs:
Credit risk
Financial assets	779,374	603,759
Credit risk | Loan commitments [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	$ 302,260	$ 257,831
Credit risk | Loan commitments [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Loan commitments [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Top of range [member]
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Loan commitments [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	$ 281,250	$ 194,393
Credit risk | Loan commitments [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Minimum of the year
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Loan commitments [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Top of range [member]
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Loan commitments [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	$ 195,864	$ 151,535
Credit risk | Loan commitments [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Minimum of the year
Credit risk
Probability of Default	3.81%	3.81%
Credit risk | Loan commitments [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Top of range [member]
Credit risk
Probability of Default	34.51%	34.51%
Credit risk | Loan commitments [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	$ 0	$ 0
Credit risk | Loan commitments [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loan commitments [member] | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loan commitments [member] | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loan commitments [member] | Current | Costs:
Credit risk
Financial assets	777,674	582,359
Credit risk | Loan commitments [member] | Current | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	302,260	257,831
Credit risk | Loan commitments [member] | Current | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	279,550	172,993
Credit risk | Loan commitments [member] | Current | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	195,864	151,535
Credit risk | Loan commitments [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	1,700	21,400
Credit risk | Loan commitments [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Loan commitments [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	1,700	21,400
Credit risk | Loan commitments [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Customers Liabilities Under Acceptances [Member] | Costs:
Credit risk
Financial assets	163,345	201,515
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	$ 34,258	$ 54,185
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Minimum of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 1 - 4 | 0.03 - 0.74 | Costs: | Top of range [member]
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	$ 19,782	$ 6,903
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Minimum of the year
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 5 - 6 | 0.75 - 3.80 | Costs: | Top of range [member]
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	$ 109,305	$ 140,427
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Minimum of the year
Credit risk
Probability of Default	3.81%	3.81%
Credit risk | Customers Liabilities Under Acceptances [Member] | Grades 7 - 8 | 3.81 - 34.51 | Costs: | Top of range [member]
Credit risk
Probability of Default	34.51%	34.51%
Credit risk | Customers Liabilities Under Acceptances [Member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	$ 0	$ 0
Credit risk | Customers Liabilities Under Acceptances [Member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Customers Liabilities Under Acceptances [Member] | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Customers Liabilities Under Acceptances [Member] | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Customers Liabilities Under Acceptances [Member] | Current | Costs:
Credit risk
Financial assets	163,345	201,515
Credit risk | Customers Liabilities Under Acceptances [Member] | Current | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	34,258	54,185
Credit risk | Customers Liabilities Under Acceptances [Member] | Current | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	19,782	6,903
Credit risk | Customers Liabilities Under Acceptances [Member] | Current | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	109,305	140,427
Credit risk | Customers Liabilities Under Acceptances [Member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Costs:
Credit risk
Financial assets	0	0
Credit risk | Customers Liabilities Under Acceptances [Member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 1 - 4 | 0.03 - 0.74 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Customers Liabilities Under Acceptances [Member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 5 - 6 | 0.75 - 3.80 | Costs:
Credit risk
Financial assets	0	0
Credit risk | Customers Liabilities Under Acceptances [Member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member] | Grades 7 - 8 | 3.81 - 34.51 | Costs:
Credit risk
Financial assets	$ 0	$ 0